PLANT, PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Plant, Property and Equipment

	2016			2015
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	8,814	3,951	4,863	8,456	3,820	4,636
Compression	2,447	1,499	948	2,188	1,404	784
Metering and other	1,124	519	605	1,096	489	607
	12,385	5,969	6,416	11,740	5,713	6,027
Under construction	1,151	—	1,151	969	—	969
	13,536	5,969	7,567	12,709	5,713	6,996
Canadian Mainline
Pipeline	9,502	6,221	3,281	9,164	5,966	3,198
Compression	3,537	2,361	1,176	3,433	2,220	1,213
Metering and other	605	198	407	499	192	307
	13,644	8,780	4,864	13,096	8,378	4,718
Under construction	219	—	219	257	—	257
	13,863	8,780	5,083	13,353	8,378	4,975
Other Canadian Natural Gas Pipelines
Other[1]	1,728	1,273	455	1,705	1,213	492
Under construction	112	—	112	63	—	63
	1,840	1,273	567	1,768	1,213	555
	29,239	16,022	13,217	27,830	15,304	12,526
U.S. Natural Gas Pipelines
Columbia Gas[2]
Pipeline	3,072	13	3,059	—	—	—
Compression	1,864	7	1,857	—	—	—
Metering and other	2,542	34	2,508	—	—	—
	7,478	54	7,424	—	—	—
Under construction	1,127	—	1,127	—	—	—
	8,605	54	8,551	—	—	—
ANR
Pipeline	1,468	349	1,119	1,449	350	1,099
Compression	1,494	260	1,234	1,101	187	914
Metering and other	988	254	734	977	252	725
	3,950	863	3,087	3,527	789	2,738
Under construction	232	—	232	304	—	304
	4,182	863	3,319	3,831	789	3,042

	2016			2015
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Other U.S. Natural Gas Pipelines
GTN	2,221	810	1,411	2,278	765	1,513
Great Lakes	2,106	1,155	951	2,157	1,155	1,002
Midstream[2,3]	1,072	23	1,049	—	—	—
Columbia Gulf[2]	880	5	875	—	—	—
Other[2,4]	2,120	567	1,553	2,124	521	1,603
	8,399	2,560	5,839	6,559	2,441	4,118
Under construction	346	—	346	8	—	8
	8,745	2,560	6,185	6,567	2,441	4,126
	21,532	3,477	18,055	10,398	3,230	7,168
Mexico Natural Gas Pipelines
Pipeline	2,734	180	2,554	1,296	162	1,134
Compression	422	19	403	183	14	169
Metering and other	502	40	462	388	27	361
	3,658	239	3,419	1,867	203	1,664
Under construction	1,108	—	1,108	1,959	—	1,959
	4,766	239	4,527	3,826	203	3,623
Liquids Pipelines
Keystone Pipeline System
Pipeline	10,572	901	9,671	9,288	718	8,570
Pumping equipment	928	121	807	1,092	108	984
Tanks and other	2,521	286	2,235	3,034	228	2,806
	14,021	1,308	12,713	13,414	1,054	12,360
Under construction	1,434	—	1,434	1,826	—	1,826
	15,455	1,308	14,147	15,240	1,054	14,186
Energy[5]
Natural Gas – Ravenswood	—	—	—	2,607	654	1,953
Natural Gas – Other[6,7]	2,696	696	2,000	3,361	1,164	2,197
Hydro, Wind and Solar	1,180	245	935	2,417	476	1,941
Natural Gas Storage and Other	731	146	585	740	132	608
	4,607	1,087	3,520	9,125	2,426	6,699
Under construction	729	—	729	430	—	430
	5,336	1,087	4,249	9,555	2,426	7,129
Corporate	410	130	280	267	82	185
	76,738	22,263	54,475	67,116	22,299	44,817

1	Includes Foothills and Venture LP.

2	Acquired as part of Columbia on July 1, 2016. Refer to Note 5, Acquisition of Columbia for further information.

3	Includes Midstream and mineral rights at December 31, 2016.

4	Includes Bison, Portland Natural Gas Transmission System, North Baja, Tuscarora, and Crossroads.

5
U.S. Northeast power assets except TCPM are excluded from the Energy net book value at December 31, 2016 as they have been classified as Assets held for sale. Refer to Note 6, Assets held for sale for further information.

6
Includes facilities with long-term PPAs that are accounted for as operating leases. The cost and accumulated depreciation of these facilities was $1,319 million and $335 million, respectively, at December 31, 2016 (2015 – $1,341 million and $302 million, respectively). Revenues of $212 million were recognized in 2016 (2015 – $235 million; 2014 – $223 million) through the sale of electricity under the related PPAs.

7	Includes Halton Hills, Coolidge, Bécancour, Mackay River and other natural gas-fired facilities.